Retrospective Adjustments to Company Stock (Details) - shares		9 Months Ended	12 Months Ended
	May 10, 2024	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Retrospective Adjustments to Company Stock [Line Items]
Number of shares	2
Preferred stock, shares authorized		5,000,000	5,000,000	5,000,000
Preferred Stock [Member]
Retrospective Adjustments to Company Stock [Line Items]
Preferred stock, shares authorized			5,000,000
Class A Common Stock [Member]
Retrospective Adjustments to Company Stock [Line Items]
Number of shares	1
Common stock, voting right per share	one	one	one
Common stock, shares authorized		320,000,000	320,000,000	320,000,000
Class A Common Stock [Member] | Common Stock [Member]
Retrospective Adjustments to Company Stock [Line Items]
Number of shares	1
Common stock, shares authorized			320,000,000	320,000,000
Class B Common Stock [Member]
Retrospective Adjustments to Company Stock [Line Items]
Common stock, voting right per share	15	fifteen	fifteen
Common stock, shares authorized		30,000,000	30,000,000	30,000,000
Class B Common Stock [Member] | Common Stock [Member]
Retrospective Adjustments to Company Stock [Line Items]
Common stock, shares authorized			30,000,000	30,000,000